OTHER EXPENSE (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2017
OTHER EXPENSES [Abstract]
Schedule of Other (Income) Expenses
	Year ended December 31,
	2017	2016	2015
	$	$	$

Doubtful debt provision	327	438	1,576
Change in liability for future earn-out	(593)	-	-
Recovery of pre-acquisition receivable	(1,384)	-	-
Other	(371)	275	598
Total other expense (income), net	(2,021)	713	2,174

Summary of the Allowance for Doubtful Accounts
	Year ended December 31,
	2017	2016	2015
	$	$	$

Balance at beginning of period	2,014	1,576	4,390
Provision during the period	327	1,238	1,576
Doubtful account classified as bad debt	-	-	(4,390)
Reversal of allowance for doubtful account	-	(800)	-
Balance at end of period	2,341	2,014	1,576